New York Life Insurance Company

51 Madison Avenue

New York, New York 10010

Phone: (212) 576-7786

Fax: (212) 576-8339

E-mail: jennifer_sendor@newyorklife.com

www.newyorklife.com

Jennifer Sendor

Assistant General Counsel

VIA EDGAR

May 4, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Multi-Funded Annuity Separate Account – II

File No. 02-86084

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 11, 2012 as part of the Registrant’s most recent post-effective amendment to the registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 11, 2012.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7786.

Very truly yours,

/s/ Jennifer Sendor

Jennifer Sendor

Assistant General Counsel